Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 783	$ 556